FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap transactions
As of December 31, 2022 and 2021, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2022	740,000	2024/2029	1.69% to 2.37%
Receiving floating, pay fixed	2021	505,000	2024/2029	1.69% to 2.37%

Fair value of derivative instruments on a gross basis

Instrument	Year end	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	2022	4,839,000	2023 - 2024	$49.50 to $51.20
Receiving fixed, pay floating	2021	1,209,753	2023 - 2024	$23.25 to $28.00
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2022 and 2021:

	Balance sheet classification	2022	2021
(in thousands of $)
Asset derivatives
Gas derivative instrument	Other current assets and other non-current assets (note 16 and note 20)	196,184	79,578
Oil derivative instrument	Other non-current assets (note 20)	182,795	127,480
Commodity swaps	Other current assets and other non-current assets (note 16 and note 20)	113,368	1,753
Interest rate swaps	Other non-current assets (note 20)	54,970	—
Total asset derivatives		547,317	208,811

Liability derivatives
Interest rate swaps	Other current liabilities (note 23)	—	(17,300)
Commodity swap	Other current liabilities (note 23)	—	(88)
Total liability derivatives		—	(17,388)

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying values and estimated fair values of our financial instruments at December 31, 2022 and 2021 are as follows:

		2022	2022	2021	2021
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1)	Level 1	878,838	878,838	231,849	231,849
Restricted cash and short-term deposits (2)	Level 1	134,043	134,043	106,073	106,073
Trade accounts receivable (2)	Level 1	41,545	41,545	28,912	28,912
Receivable from TTF linked commodity swap derivatives (2)	Level 1	4,638	4,638	—	—
Receivable from IRS derivatives (2)	Level 1	1,923	1,923	—	—
Investment in listed equity securities (3)	Level 1	224,788	224,788	449,666	449,666
TTF linked commodity swap collateral (2) (note 16)	Level 1	—	—	6,940	6,940
Trade accounts payable (3)	Level 1	(8,983)	(8,983)	(4,929)	(4,929)
Assets held for sale (note 14)	Level 2	721	721	1,697,776	1,697,776
Liabilities held for sale (note 14)	Level 2	(373)	(373)	(879,904)	(879,904)
Current portion of long-term debt and short-term debt (2) (4) (5)	Level 2	(344,960)	(344,960)	(388,005)	(388,005)
Current portion of 2017 Convertible Bonds (4) (6)	Level 2	—	—	(315,646)	(316,561)
Long-term debt (6) (7)	Level 2	(706,290)	(706,290)	(947,855)	(947,855)
Long-term debt - Unsecured Bonds (4) (6)	Level 1	(159,029)	(158,092)	—	—

Derivatives:
Oil and gas derivative instruments (7)	Level 2	378,979	378,979	207,058	207,058
Asset on IRS derivatives (8)	Level 2	54,970	54,970	—	—
Liability on IRS derivatives (8)	Level 2	—	—	(17,300)	(17,300)
Asset on TTF linked commodity swap derivatives (8) (9)	Level 2	113,368	113,368	1,753	1,753
Liability on TTF linked commodity swap derivatives (8) (9)	Level 2	—	—	(88)	(88)
(1) These instruments carrying value is highly liquid and is a reasonable estimate of fair value.

(2) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(3) “Investment in listed equity securities” refers to our NFE Shares (note 16). The fair value is based on the NFE closing share price as of the balance sheet date.

(4) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table are gross of the deferred charges amounting to $21.0 million and $28.2 million at December 31, 2022 and 2021, respectively.

(5) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly or six-monthly basis.

(6) The estimated fair values of our unsecured 2017 Convertible Bonds and Unsecured Bonds are based on their quoted market prices as of the balance sheet date. In February 2022, following the listing of the Unsecured Bonds, the fair value hierarchy transferred from Level 2 to Level 1.

(7) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(8) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.

(9) Does not include collateral posted with counterparties to our TTF commodity swaps. We have recognized cash collateral receivable of $nil and $6.9 million as of December 31, 2022 and 2021, respectively, in relation to our TTF commodity swaps (note 16).

Offsetting assets and liabilities
The amounts presented in our consolidated balance sheet in relation to interest rate and commodity swaps have not been offset. For our commodity swaps, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2022 and 2021 would be adjusted as in the following table:

	2022			2021
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Commodity swaps
Total asset derivatives	113,368	—	113,368	1,753	(88)	1,665
Total derivative liabilities	—	—	—	(88)	88	—